LEXINGTON MANAGEMENT CORPORATION
                  INVESTMENT ADVISER TO THE LEXINGTON FUNDS
                           PARK 80 WEST PLAZA TWO
                           SADDLE BROOK, NJ 07663




May 8, 2000



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re: Lexington Natural Resources Trust (the "Fund")
    1933 Act File No. 033-26116
    1940 Act File No. 811-05710


Gentlemen:

The Fund hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Fund's registration statement dated April 28, 2000.

The text of this most recent amendment has been filed electronically on April 28, 2000 under the form type "485BPOS".


Sincerely,


Peter Corniotes
Assistant Secretary